2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Net income	$ 3,010	$ 4,399	$ 5,678	$ 1,800
Weighted average number of common shares outstanding - Basic	23,549,644	23,549,503	23,549,644	23,548,571
Stock options	708,391	434,984	712,606	270,857
Weighted average number of common shares outstanding - Diluted	24,258,035	23,984,487	24,262,250	23,819,428
Earnings per share
Basic	$ 0.13	$ 0.19	$ 0.24	$ 0.08
Diluted	$ 0.12	$ 0.18	$ 0.23	$ 0.08